Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transactions
Amounts due from related parties	$ 148,212	¥ 1,019,033	¥ 442,912
Loan to a related party Non-current			162,363
Amounts due to related parties	$ 69,539	478,113	76,057
Interest rate on loan receivable	4.75%
Tencent Group
Related Party Transactions
Amounts due from related parties	$ 148,202	1,018,963	442,669
Amounts due to related parties	66,635	458,147	56,032
Suzhou Lebei Network Technology Co., Ltd
Related Party Transactions
Amounts due from related parties			221
Amounts due to related parties			1,016
Hangzhou LeGu Investment Consulting Co., Ltd
Related Party Transactions
Loan to a related party Non-current			162,363
Toshare Group Holding Limited
Related Party Transactions
Amounts due to related parties	$ 2,904	¥ 19,966	¥ 19,009